Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of non financial assets [line items]
Other Miscellaneous assets	$ 721,012	$ 542,891	$ 42,058
Loans to employees	131,581	125,992	279,172
Payments in advance	31,572	29,051	507
Works of art and collector's pieces	4,483	5,520	6,366
Non financial assets	$ 888,648	$ 703,454	$ 328,103